INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES

The components of loss before income taxes are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
The Cayman Islands*	(69,414)	(13,599)	(23,846)
Hong Kong S.A.R*	3,397	35,238	6,429
Japan*	(19,507)	(10,690)	(8,206)
The PRC, excluding Hong Kong S.A.R.	(327,414)	(158,092)	(213,998)
Total	(412,938)	(147,143)	(239,621)

*	Non-PRC entities not subject to income tax

SCHEDULE OF CURRENT AND DEFERRED PORTION OF INCOME TAX (BENEFIT)/EXPENSE

Income tax expense recognized in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	(135)	74	(430)
Deferred income tax benefit (expense)	(429)	(390)	(390)
Total income tax expense	(564)	(316)	(820)

SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN THE INCOME TAX BENEFIT

Reconciliation of the differences between the income tax benefit computed based on the PRC statutory income tax rate and the Group’s income tax expense for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Computed expected income tax benefit	(103,234)	(36,786)	(59,905)
Non-deductible expenses / taxable deemed income
Share-based compensation	5,560	3,576	3,298
Non-deductible entertainment	1,264	802	326
Taxable deemed interest income from inter-company interest-free loans	1,828	1,633	983
Employee commercial Insurance	208	271	203
Selling Commission	1,057	1,016	233
Others	167	97	9
Non-PRC entities not subject to income tax	16,571	1,044	555
Effect of income tax rate differences in jurisdictions other than the PRC	(282)	(345)	(546)
Over provision in respect of prior years	36	(65)	(596)
NOL expired	34,921	18,292	10,911
Amortization of intangible assets formed by business combinations	(429)	(390)	(390)
Others	(2,759)	(1,725)	(2,212)
Changes in valuation allowance	44,528	12,264	46,311
Actual income tax expense	(564)	(316)	(820)

SCHEDULE OF DEFERRED INCOME TAX ASSETS

	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net operating loss carry forwards	388,065	398,464	445,204
Un-invoiced expenditures	9,867	9,867	9,867
Accounts receivable and contract assets allowance	26,561	25,711	26,132
Other equity investments impairment	10,278	10,278	9,969
Goodwill impairment	55,534	55,534	55,534
Share of losses of equity method investments	980	979	1,388
Others	3,199	5,915	4,965
Less: Valuation allowance	(487,834)	(500,098)	(546,409)
Total deferred income tax assets, net	6,650	6,650	6,650
Intangible assets	(857)	(466)	(76)
Change in fair value of other equity investments	(6,650)	(6,650)	(6,650)
Total gross deferred income tax liabilities	(7,507)	(7,116)	(6,726)
Net deferred income tax assets	(857)	(466)	(76)

SCHEDULE OF TAX LOSS CARRY FORWARDS FOR PRC INCOME TAX PURPOSE
Year ending December 31,	RMB
2026	339,156
2027	328,457
2028	176,069
2029	225,616
2030	420,323
Then thereafter	607,277
Total	2,096,898

SCHEDULE OF CHANGES IN VALUATION ALLOWANCE

Changes in valuation allowance are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	(443,306)	(487,834)	(500,098)
Additions	(44,528)	(12,264)	(46,311)
Balance at the end of the year	(487,834)	(500,098)	(546,409)